RELATED PARTIES TRANSACTIONS (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Notes to Financial Statements
Management fees	$ 30,000	$ 30,000	$ 60,000	$ 45,000